Insurance Contracts - Summary of the composition of underlying items held for insurance contracts (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Summary Of Underlying Items Held For Insurance Contracts With Direct Participation Features And Their Fair Value Amounts [Line Items]
Fair value of underlying items for contracts with direct participation features	₩ 2,927,878
Cash and deposits
Summary Of Underlying Items Held For Insurance Contracts With Direct Participation Features And Their Fair Value Amounts [Line Items]
Fair value of underlying items for contracts with direct participation features	257,847
Securities [member]
Summary Of Underlying Items Held For Insurance Contracts With Direct Participation Features And Their Fair Value Amounts [Line Items]
Fair value of underlying items for contracts with direct participation features	2,594,648
Other assets [member]
Summary Of Underlying Items Held For Insurance Contracts With Direct Participation Features And Their Fair Value Amounts [Line Items]
Fair value of underlying items for contracts with direct participation features	₩ 75,383